Revenues from Contracts with Customers - Summary of Revenues from Contracts with Customers, and Other Sources of Revenue (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Revenue From Contract With Customers [Line Items]
Total revenues from contracts with customers		¥ 1,352,263	¥ 1,299,965	¥ 1,303,365
Other revenues	[1]	40,175	38,959	19,355
Total sales of goods and real estate and services income		2,874,821	2,814,361	2,663,659
Sales of goods
Revenue From Contract With Customers [Line Items]
Total revenues from contracts with customers		269,050	266,390	299,901
Real estate sales
Revenue From Contract With Customers [Line Items]
Total revenues from contracts with customers		104,105	107,524	92,668
Asset management and servicing
Revenue From Contract With Customers [Line Items]
Total revenues from contracts with customers		275,929	244,508	239,232
Automobile related services
Revenue From Contract With Customers [Line Items]
Total revenues from contracts with customers		87,173	88,325	82,428
Facilities operation
Revenue From Contract With Customers [Line Items]
Total revenues from contracts with customers		83,559	76,087	56,231
Environment and energy services
Revenue From Contract With Customers [Line Items]
Total revenues from contracts with customers		175,651	158,075	209,649
Real estate management and brokerage
Revenue From Contract With Customers [Line Items]
Total revenues from contracts with customers		102,369	99,843	98,593
Real estate contract work
Revenue From Contract With Customers [Line Items]
Total revenues from contracts with customers		162,921	152,022	120,379
Other
Revenue From Contract With Customers [Line Items]
Total revenues from contracts with customers		91,506	107,191	104,284
Sales of goods, Real estate and Services [Member]
Revenue From Contract With Customers [Line Items]
Total sales of goods and real estate and services income		¥ 1,392,438	¥ 1,338,924	¥ 1,322,720

[1]	Other revenues are not in the scope of revenue from contracts with customers.